Other Operating Expenses	12 Months Ended
Dec. 31, 2021
Expense By Nature [Abstract]
Other Operating Expenses
27.	Other operating expenses
A)	General and administrative
	Year ended December 31
	2021	2020	2019
Salaries and wages	18,675	11,634	15,262
Consulting fees	1,112	2,193	6,896
Office and general	7,560	9,843	9,533
Professional fees	6,530	4,658	3,559
Director fees	351	365	188
Other	4,142	3,336	3,496
	38,370	32,029	38,934
B)	Sales and marketing
	Year ended December 31
	2021	2020	2019
Marketing	3,671	4,839	3,093
Events	191	393	2,961
Research	43	57	199
Media	1,138	448	1,815
	5,043	5,737	8,068